Stockholders' Equity (Deficit) - Issuance of the Company's Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		Jan. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Stockholders' Equity (Deficit)
Number of Shares Registered				41,883,053
Preferred stock shares issued			0	41,883,053
Preferred stock shares outstanding			0	41,883,053
Carrying Value				$ 206,969
Number of Ordinary Shares Equivalent Shares				41,883,053
Liquidation Preference				$ 213,142
MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Number of Shares Registered				183,565,242	125,343,885
Preferred stock shares issued				183,565,242	125,343,885
Preferred stock shares outstanding				183,565,242	125,343,885
Carrying Value	[1]			$ 206,969	$ 106,226
Number of Ordinary Shares Equivalent Shares				183,565,242	125,343,885
Liquidation Preference				$ 213,142	$ 108,547
Series A preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered				2,308,741
Preferred stock shares issued				2,308,741
Preferred stock shares outstanding				2,308,741
Carrying Value				$ 6,668
Number of Ordinary Shares Equivalent Shares				2,308,741
Liquidation Preference				$ 6,676
Series A preferred shares | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Number of Shares Registered				10,118,760	10,118,760
Preferred stock shares issued				10,118,760	10,118,760
Preferred stock shares outstanding				10,118,760	10,118,760
Carrying Value	[1]			$ 6,668	$ 6,668
Number of Ordinary Shares Equivalent Shares				10,118,760	10,118,760
Liquidation Preference				$ 6,676	$ 6,676
Series A preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share				$ 2.68
Series A preferred shares | Minimum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share				0.61	$ 0.61
Series A preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share				2.95
Series A preferred shares | Maximum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share				$ 0.67	$ 0.67
Series B preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered				13,815,180
Preferred stock shares issued				13,815,180
Preferred stock shares outstanding				13,815,180
Carrying Value				$ 36,851
Number of Ordinary Shares Equivalent Shares				13,815,180
Liquidation Preference				$ 37,622
Series B preferred shares | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Number of Shares Registered				60,549,235	60,549,235
Preferred stock shares issued				60,549,235	60,549,235
Preferred stock shares outstanding				60,549,235	60,549,235
Carrying Value	[1]			$ 36,851	$ 36,851
Number of Ordinary Shares Equivalent Shares				60,549,235	60,549,235
Liquidation Preference				$ 37,622	$ 37,622
Series B preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share				$ 2.45
Series B preferred shares | Minimum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share				0.56	$ 0.56
Series B preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share				3.1
Series B preferred shares | Maximum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share				$ 0.71	$ 0.71
Series C preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered				12,609,199
Preferred stock shares issued				12,609,199
Preferred stock shares outstanding				12,609,199
Carrying Value				$ 63,597
Number of Ordinary Shares Equivalent Shares				12,609,199
Liquidation Preference				$ 65,039
Series C preferred shares | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Number of Shares Registered				55,263,659	54,675,890
Preferred stock shares issued				55,263,659	54,675,890
Preferred stock shares outstanding				55,263,659	54,675,890
Carrying Value	[1]			$ 63,597	$ 62,707
Number of Ordinary Shares Equivalent Shares				55,263,659	54,675,890
Liquidation Preference				$ 65,039	$ 64,249
Series C preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share				$ 4.71
Series C preferred shares | Minimum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share				1.07	$ 1.07
Series C preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share				5.86
Series C preferred shares | Maximum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share				$ 1.34	$ 1.34
Series D preferred shares
Stockholders' Equity (Deficit)
Number of Shares Registered				13,149,933
Preferred stock shares issued				13,149,933
Preferred stock shares outstanding				13,149,933
Carrying Value				$ 99,853
Number of Ordinary Shares Equivalent Shares				13,149,933
Liquidation Preference				$ 103,805
Proceeds from issuance of preferred shares		$ 103,800
Series D preferred shares | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Number of Shares Registered	[2]			57,633,588
Preferred stock shares issued				57,633,588
Preferred stock shares outstanding				57,633,588
Carrying Value	[1],[2]			$ 99,853
Number of Ordinary Shares Equivalent Shares	[2]			57,633,588
Liquidation Preference	[2]			$ 103,805
Series D preferred shares | Minimum
Stockholders' Equity (Deficit)
Price per share				$ 7.82
Series D preferred shares | Minimum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share	[2]			1.78
Series D preferred shares | Maximum
Stockholders' Equity (Deficit)
Price per share				7.9
Series D preferred shares | Maximum | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Price per share	[2]			$ 1.8

[1]	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.
[2]	On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.